5 Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Total		R$ 6,803,880	R$ 5,547,637	R$ 3,775,093	R$ 6,701,864
Domestic Market [Member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash		13,495	47,735
Cash equivalents		1,963,185	1,754,561
Foreign Market [Member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash	[1]	2,289,736	2,181,229
Cash equivalents	[1]	R$ 2,537,464	R$ 1,564,112

[1]	On December 31, 2019, it includes cash of R$598,591 and R$418,644 of cash equivalents (R$963,357 on December 31, 2018) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.